Share-Based Compensation Compensation Expense and Income Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 4,779	$ 4,252	$ 3,732
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	1,816	1,616	1,318
Salaries Commissions and Other Employee Benefits Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	4,455	3,993	3,732
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 324	$ 259	$ 0